Lease arrangements	12 Months Ended
Dec. 31, 2017
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Lease arrangements

24 Lease arrangements

Accounting policy

Assets held under leases which confer rights and obligations similar to those attaching to owned assets are classified as assets held under finance leases and capitalised within property, plant and equipment or software and the corresponding liability to pay rentals is shown net of interest in the statement of financial position as obligations under finance leases. The capitalised value of the assets is depreciated on a straight-line basis over the shorter of the periods of the leases or the useful lives of the assets concerned. The interest element of the lease payments is allocated so as to produce a constant periodic rate of charge.

Operating lease rentals are charged to the income statement on a straight-line basis over the period of the leases. Rental income from operating leases is recognised on a straight-line basis over the term of the relevant lease.

The Group has exposures to sub-lease shortfalls in respect of certain property leases for periods up to 2024. Provisions are recognised for net liabilities expected to arise on these exposures. Estimation of the provisions requires judgement in respect of future head lease costs, sub-lease income and the length of vacancy periods.

Finance leases

At 31 December 2017, future finance lease obligations fall due as follows:

	2017 £m	2016 £m
Within one year	5	5
In the second to fifth years inclusive	5	9
	10	14

Less: future finance charges	–	–
Total	10	14
Present value of future finance lease obligations payable:
Within one year	5	5
In the second to fifth years inclusive	5	9
Total	10	14

The fair value of the lease obligations approximates to their carrying amount.

Operating leases

At 31 December 2017, outstanding commitments under non-cancellable operating leases fall due as follows:

	2017 £m	2016 £m
Within one year	109	114
In the second to fifth years inclusive	287	338
After five years	88	115
Total	484	567

The Group leases various properties, principally offices, which have varying terms and renewal rights that are typical to the territory in which they are located. Of the above outstanding commitments, £478m (2016: £559m) relate to land and buildings.

The Group has a number of properties that are sub-leased. The future lease receivables contracted with sub-tenants fall due as follows:

	2017 £m	2016 £m
Within one year	21	17
In the second to fifth years inclusive	60	68
After five years	1	–
Total	82	85